SEGMENTED INFORMATION (Segmented Information-term, Long-term Assets And Net-income For Reportable Segment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Current assets	$ 7,554,418	$ 1,691,241
Total Assets	21,886,971	11,109,460
Revenues:
Total revenue	10,687,626	9,126,082	$ 5,413,594
Net income (loss)	(4,594,288)	(3,674,304)	$ (8,147,268)
Argentina [Member]
Disclosure of operating segments [line items]
Current assets	534,112	679,144
Property and equipment	18,445	2,680,675
Other non-current assets	0	773,279
Total Assets	552,557	4,133,098
Revenues:
Tower rental revenue	678,002	945,647
Service revenue	0	0
Sales revenue	2,238,087	1,244,773
Total revenue	2,916,089	2,190,420
Net income (loss)	(1,287,808)	(2,388,551)
Colombia [Member]
Disclosure of operating segments [line items]
Current assets	6,043,886	448,193
Property and equipment	10,668,693	2,989,580
Other non-current assets	2,375,403	976,278
Total Assets	19,087,982	4,414,051
Revenues:
Tower rental revenue	2,014,364	550,418
Service revenue	3,416,385	0
Sales revenue	0	14,439
Total revenue	5,430,749	564,857
Net income (loss)	1,083,294	328,258
Mexico [Member]
Disclosure of operating segments [line items]
Current assets	428,915	465,316
Property and equipment	1,767,875	437,596
Other non-current assets	161,191	135,876
Total Assets	2,357,981	1,038,788
Revenues:
Tower rental revenue	147,902	278,281
Service revenue	0	0
Sales revenue	10,370	5,119,888
Total revenue	158,272	5,398,169
Net income (loss)	(611,696)	1,078,190
United States of America [Member]
Disclosure of operating segments [line items]
Current assets	128,887	1,938
Property and equipment	38,753	51,278
Other non-current assets	0	0
Total Assets	167,640	53,216
Revenues:
Tower rental revenue	0	0
Service revenue	0	346,317
Sales revenue	0	0
Total revenue	0	346,317
Net income (loss)	14,443	1,261,084
Other [Member]
Disclosure of operating segments [line items]
Current assets	418,618	96,650
Property and equipment	(697,807)	15,999
Other non-current assets	0	1,357,658
Total Assets	(279,189)	1,470,307
Revenues:
Tower rental revenue	0	0
Service revenue	2,182,516	626,319
Sales revenue	0	0
Total revenue	2,182,516	626,319
Net income (loss)	(3,792,521)	(3,953,285)
Total [Member]
Disclosure of operating segments [line items]
Current assets	7,554,418	1,691,241
Property and equipment	11,793,959	6,175,128
Other non-current assets	2,536,594	3,243,091
Total Assets	21,886,971	11,109,460
Revenues:
Tower rental revenue	2,840,268	1,774,346
Service revenue	5,598,901	972,636
Sales revenue	2,248,457	6,379,100
Total revenue	10,687,626	9,126,082
Net income (loss)	$ (4,594,288)	$ (3,674,304)